UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                               811-6395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management
October 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.0%	Rate (%)		Date	Amount ($)	Value ($)

Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)		2.00	11/7/08	8,320,000 a	8,320,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)		1.90	11/7/08	2,900,000 a	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		2.65	11/7/08	5,000,000 a	5,000,000
Arlington Central School District,
GO Notes, BAN		2.75	8/21/09	3,911,400	3,931,369
Arlington Central School District,
GO Notes, TAN		2.00	11/7/08	4,000,000	4,000,162
Avoca Central School District,
GO Notes, BAN		2.75	8/26/09	6,000,000	6,026,354
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN		4.00	12/30/08	3,000,000	3,003,994
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Young Men's
Christian Association of
Olean, N.Y. Project) (LOC; Key
Bank)		3.15	11/7/08	3,435,000 a	3,435,000
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)		2.00	11/7/08	12,430,000 a	12,430,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (LOC; HSBC Bank
USA)		2.00	11/7/08	945,000 a	945,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)		2.65	11/7/08	7,800,000 a	7,800,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain

Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	2.65	11/7/08	10,505,000 a	10,505,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; Key Bank)	3.30	11/7/08	5,785,000 a	5,785,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	1.87	11/7/08	8,985,000 a	8,985,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	1.87	11/7/08	10,000,000 a	10,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.30	11/7/08	3,655,000 a	3,655,000
East Irondequoit Central School
District, GO Notes, BAN	2.50	6/18/09	2,500,000	2,509,223
Erie County Industrial Development
Agency, Civic Facility Revenue
(D'Youville College Project)
(LOC; HSBC Bank USA)	2.00	11/7/08	6,710,000 a	6,710,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)	3.40	11/7/08	1,895,000 a	1,895,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	2.00	11/7/08	900,000 a	900,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	2.00	11/7/08	3,695,000 a	3,695,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	1.93	11/7/08	4,005,000 a	4,005,000
Guilderland Industrial Development
Agency, Civic Facility Revenue
(Wildwood Programs, Inc.
Project) (LOC; Key Bank)	2.65	11/7/08	3,880,000 a	3,880,000
Hamburg Central School District,
GO Notes, BAN	3.35	7/2/09	4,700,000	4,734,263
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC

Facility) (Liquidity Facility;
Goldman Sachs Group and LOC;
Goldman Sachs Group)	1.81	11/7/08	6,350,000 a,b	6,350,000
Hempstead Town Industrial
Development Agency,
Multifamily Revenue (Terrace
100 LP Facility) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	1.82	11/7/08	6,220,000 a,b	6,220,000
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	2.00	11/7/08	2,120,000 a	2,120,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.56	11/7/08	38,400,000 a,b	38,400,000
Huntington,
GO Notes, BAN	2.75	12/5/08	4,425,000	4,428,445
Lancaster Industrial Development
Agency, IDR (Sealing Devices
Inc. Project) (LOC; HSBC Bank
USA)	1.93	11/7/08	2,410,000 a	2,410,000
Long Island Power Authority,
CP (LOC; JPMorgan Chase Bank)	2.00	12/17/08	19,100,000	19,100,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	1.40	11/7/08	20,000,000 a	20,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty and Liquidity
Facility; PB Finance Inc.)	2.12	11/7/08	9,990,000 a,b	9,990,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN AMRO)	2.40	11/10/08	10,000,000	10,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN AMRO)	2.30	11/12/08	12,500,000	12,500,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN AMRO)	4.25	12/10/08	15,000,000	15,000,000
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprise) (LOC; M&T
Bank)	2.02	11/7/08	2,400,000 a	2,400,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	2.00	11/7/08	580,000 a	580,000

Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	1.80	11/7/08	2,700,000 a	2,700,000
New York City,
GO Notes (Insured; FSA and
Liquidity Facility; State Street Bank
and Trust Co.)	1.35	11/1/08	2,000,000 a	2,000,000
New York City,
GO Notes (Insured; FSA and
Liquidity Facility; State Street Bank
and Trust Co.)	1.35	11/1/08	3,900,000 a	3,900,000
New York City,
GO Notes (Liquidity Facility; Allied
Irish Banks)	1.15	11/1/08	3,000,000 a	3,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.20	11/1/08	3,000,000 a	3,000,000
New York City,
GO Notes (LOC; Bank of Nova
Scotia)	1.50	11/7/08	6,785,000 a	6,785,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	1.15	11/1/08	2,100,000 a	2,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	1.45	11/7/08	8,700,000 a	8,700,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	1.45	11/7/08	4,800,000 a	4,800,000
New York City,
GO Notes (LOC; Landesbank
Baden-Wurttemberg)	1.65	11/7/08	6,265,000 a	6,265,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	1.40	11/7/08	6,000,000 a	6,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	1.80	11/7/08	15,000,000 a	15,000,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (155
West 21st Street Development)
(Liquidity Facility; FNMA and
LOC; FNMA)	1.85	11/7/08	10,000,000 a	10,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	1.70	11/7/08	7,000,000 a	7,000,000

New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	1.87	11/7/08	5,150,000 a	5,150,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	1.87	11/7/08	5,205,000 a	5,205,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	1.92	11/7/08	1,965,000 a	1,965,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	1.87	11/7/08	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	1.80	11/7/08	2,915,000 a	2,915,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	1.87	11/7/08	3,100,000 a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	1.87	11/7/08	2,875,000 a	2,875,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	1.92	11/7/08	2,405,000 a	2,405,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	1.65	11/14/08	12,000,000	12,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; BNP

Paribas)	1.31	11/7/08	7,000,000 a	7,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	1.80	11/7/08	5,190,000 a,b	5,190,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	1.10	11/1/08	1,400,000 a	1,400,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	1.15	11/1/08	4,900,000 a	4,900,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding	5.00	11/1/08	2,570,000	2,570,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.15	11/1/08	2,600,000 a	2,600,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Societe Generale)	1.95	11/7/08	6,500,000 a	6,500,000
New York State,
GO Notes (LOC; Dexia Credit
Locale)	1.67	12/3/08	7,200,000	7,200,000
New York State Dormitory
Authority, Revenue (Cornell
University) (LOC; HSBC Bank
USA)	1.50	11/7/08	6,400,000 a	6,400,000
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC; RBS
Citizens NA)	1.75	11/7/08	6,500,000 a	6,500,000
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Liquidity
Facility; Bank of Nova Scotia)	1.70	11/7/08	7,200,000 a	7,200,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	1.80	11/7/08	19,300,000 a	19,300,000
New York State Dormitory
Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	1.70	11/7/08	4,000,000 a	4,000,000
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	1.25	11/7/08	8,300,000 a	8,300,000

New York State Dormitory
Authority, Revenue, CP
(Cornell University)	1.70	12/11/08	16,125,000	16,125,000
New York State Housing Finance
Agency, Housing Revenue (70
Battery Place) (LOC; FNMA)	1.50	11/7/08	20,600,000 a	20,600,000
New York State Housing Finance
Agency, Housing Revenue (316
Eleventh Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	1.80	11/7/08	25,500,000 a	25,500,000
New York State Housing Finance
Agency, Housing Revenue (350
West 37th Street) (LOC;
Wachovia Bank)	3.20	11/7/08	9,000,000 a	9,000,000
New York State Housing Finance
Agency, Housing Revenue
(Avalon Bowery Place II) (LOC;
Bank of America)	1.95	11/7/08	12,000,000 a	12,000,000
New York State Housing Finance
Agency, Housing Revenue (North
End Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	1.80	11/7/08	1,700,000 a	1,700,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.30	11/7/08	15,000,000 a	15,000,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	1.82	11/7/08	22,550,000 a,b	22,550,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)	4.00	12/15/08	13,960,000	13,983,057
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.30	11/7/08	3,300,000 a	3,300,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (Niagara
University Project) (Liquidity
Facility; HSBC Bank USA)	1.65	11/7/08	5,000,000 a	5,000,000
Onondaga County Industrial
Development Agency, IDR
(General Super Plating
Company, Inc. Project) (LOC;
Citizens Bank of Pennsylvania)	3.10	11/7/08	2,005,000 a	2,005,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Bank)	1.97	11/7/08	2,500,000 a	2,500,000

Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; Royal Bank of Scotland
PLC)	1.70	11/7/08	2,700,000 a	2,700,000
Ontario County Industrial
Development Agency, IDR (Dixit
Enterprises/Newtex Industries, Inc.
Facility) (LOC; HSBC Bank USA)	2.00	11/7/08	2,790,000 a	2,790,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Saint Luke's
Cornwall Hospital Project)
(LOC; Key Bank)	3.30	11/7/08	3,900,000 a	3,900,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	2.65	11/7/08	3,270,000 a	3,270,000
Plattsburgh,
BAN (Municipal Lighting)	2.50	6/19/09	2,300,000	2,307,812
Port Authority of New York and New
Jersey, Equipment Notes	1.88	11/7/08	10,500,000 a	10,500,000
Port Jefferson Union Free School
District, GO Notes, TAN	2.50	6/30/09	5,900,000	5,925,419
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechic Institute Project)	1.25	11/7/08	7,940,000 a	7,940,000
Rensselaer Industrial Development
Agency, IDR (Capital View
Office Park Project) (LOC; M&T
Bank)	3.85	12/31/08	4,265,000	4,265,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	1.00	11/1/08	3,490,000 a	3,490,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Claxton-Hepburn Medical
Center Project) (LOC; Key Bank)	3.30	11/7/08	3,800,000 a	3,800,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Bank)	2.90	11/7/08	5,660,000 a	5,660,000
Stillwater Central School
District, GO Notes, BAN	2.75	9/24/09	4,000,000	4,021,035
Suffolk County Industrial
Development Agency, IDR (Wolf
Family LLC/Contract Pharmacal
Corporation Facility) (LOC;
HSBC Bank USA)	2.00	11/7/08	4,215,000 a	4,215,000

Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	2.90	11/7/08	3,000,000 a	3,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	3.30	11/7/08	3,925,000 a	3,925,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	3.30	11/7/08	5,000,000 a	5,000,000
Syracuse Industrial Development
Agency, Housing Revenue
(Masonic Lofts LLC Project)
(LOC; Key Bank)	3.35	11/7/08	4,050,000 a	4,050,000
TSASC Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.25	7/15/09	22,000,000 c	22,896,279
TSASC, Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.38	7/15/09	12,925,000 c	13,488,839
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	1.97	11/7/08	1,560,000 a	1,560,000
Wayland-Cohocton Central School
District, GO Notes, BAN	2.75	6/26/09	9,300,000	9,335,447
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.50	11/7/08	1,800,000 a	1,800,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
Allied Irish Banks)	1.87	11/7/08	3,325,000 a	3,325,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Rye YMCA
Project) (LOC; Allied Irish
Banks)	1.97	11/7/08	2,500,000 a	2,500,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	1.97	11/7/08	30,000,000 a	30,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC; GNMA)	2.55	11/7/08	4,215,000 a,b	4,215,000

Total Investments (cost $804,616,698)	99.0%	804,616,698
Cash and Receivables (Net)	1.0%	7,766,905
Net Assets	100.0%	812,383,603

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $92,915,000 or 11.4% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	804,616,698

Level 3 - Significant Unobservable Inputs	0

Total	804,616,698

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)